Variable Interest Entities (Assets And Liabilities Of Consolidated Variable Interest Entities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Mar. 31, 2013
Variable Interest Entity [Line Items]
Consolidated assets, Cash and due from banks	¥ 3,412,708	¥ 3,689,228	¥ 3,483,533	¥ 3,619,253
Consolidated assets, Interest-earning deposits in other banks	28,534,929	20,500,676
Consolidated assets, Trading account assets	39,141,337	40,646,275
Consolidated assets, Investment securities	55,373,844	55,330,251
Consolidated assets, Loans	110,253,319	109,181,991
Consolidated liabilities, Deposits	163,642,647	162,517,786
Consolidated liabilities, Long-term debt	17,945,900	14,498,678
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	10,643,595	10,379,642
Consolidated assets, Cash and due from banks	3,128	3,167
Consolidated assets, Interest-earning deposits in other banks	41,635	33,158
Consolidated assets, Trading account assets	2,508,058	2,219,754
Consolidated assets, Investment securities	917,884	867,779
Consolidated assets, Loans	6,809,794	7,019,653
Consolidated assets, All other assets	363,096	236,131
Consolidated liabilities, Total	1,202,396	1,270,463
Consolidated liabilities, Other short-term borrowings	38,533	44,221
Consolidated liabilities, Long-term debt	888,528	966,838
Consolidated liabilities, All other liabilities	275,335	259,404
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	12,346,761	11,808,054
Consolidated assets, Cash and due from banks	206,169	78,864
Consolidated assets, Interest-earning deposits in other banks	146,090	158,194
Consolidated assets, Trading account assets	2,509,791	2,221,637
Consolidated assets, Investment securities	917,890	867,785
Consolidated assets, Loans	8,182,150	8,228,001
Consolidated assets, All other assets	384,671	253,573
Consolidated liabilities, Total	9,390,471	9,378,209
Consolidated liabilities, Deposits	1,528,767	1,320,209
Consolidated liabilities, Other short-term borrowings	5,118,433	5,313,465
Consolidated liabilities, Long-term debt	2,067,234	2,129,885
Consolidated liabilities, All other liabilities	676,037	614,650
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member] | Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	6,113,902	6,202,924
Consolidated assets, Cash and due from banks	37,423	30,484
Consolidated assets, Interest-earning deposits in other banks	116,714	117,116
Consolidated assets, Trading account assets	1,730	1,783
Consolidated assets, Investment securities	771,194	762,103
Consolidated assets, Loans	5,180,255	5,277,749
Consolidated assets, All other assets	6,586	13,689
Consolidated liabilities, Total	6,105,701	6,227,784
Consolidated liabilities, Other short-term borrowings	5,056,598	5,239,304
Consolidated liabilities, Long-term debt	485,807	467,005
Consolidated liabilities, All other liabilities	563,296	521,475
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	2,924,001	2,433,575
Consolidated assets, Cash and due from banks	167,149	46,198
Consolidated assets, Interest-earning deposits in other banks	20,396	36,076
Consolidated assets, Trading account assets	2,470,184	2,190,419
Consolidated assets, Investment securities	8,985	10,270
Consolidated assets, All other assets	257,287	150,612
Consolidated liabilities, Total	77,168	87,702
Consolidated liabilities, Other short-term borrowings	206
Consolidated liabilities, Long-term debt	405	422
Consolidated liabilities, All other liabilities	76,557	87,280
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member] | Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	248,191	257,874
Consolidated assets, Cash and due from banks	1,266	1,840
Consolidated assets, Interest-earning deposits in other banks	3,099	2,794
Consolidated assets, Loans	213,763	236,115
Consolidated assets, All other assets	30,063	17,125
Consolidated liabilities, Total	176,870	174,055
Consolidated liabilities, Other short-term borrowings	1,998	1,993
Consolidated liabilities, Long-term debt	163,515	169,231
Consolidated liabilities, All other liabilities	11,357	2,831
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	37,756	29,296
Consolidated assets, Trading account assets	37,756	29,296
Consolidated liabilities, Total	37,615	29,181
Consolidated liabilities, Long-term debt	37,000	29,000
Consolidated liabilities, All other liabilities	615	181
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member] | Securitization Of The MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	1,393,216	1,473,901
Consolidated assets, Loans	1,358,733	1,439,002
Consolidated assets, All other assets	34,483	34,899
Consolidated liabilities, Total	1,368,843	1,452,857
Consolidated liabilities, Other short-term borrowings	23,200	23,800
Consolidated liabilities, Long-term debt	1,344,902	1,428,202
Consolidated liabilities, All other liabilities	741	855
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	1,557,019	1,325,602
Consolidated assets, Interest-earning deposits in other banks	5,203	1,528
Consolidated assets, Trading account assets	121	139
Consolidated assets, Investment securities	137,638	95,339
Consolidated assets, Loans	1,392,240	1,226,221
Consolidated assets, All other assets	21,817	2,375
Consolidated liabilities, Total	1,551,859	1,322,103
Consolidated liabilities, Deposits	1,528,767	1,320,209
Consolidated liabilities, All other liabilities	23,092	1,894
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member] | Others [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	72,676	84,882
Consolidated assets, Cash and due from banks	331	342
Consolidated assets, Interest-earning deposits in other banks	678	680
Consolidated assets, Investment securities	73	73
Consolidated assets, Loans	37,159	48,914
Consolidated assets, All other assets	34,435	34,873
Consolidated liabilities, Total	72,415	84,527
Consolidated liabilities, Other short-term borrowings	36,431	48,368
Consolidated liabilities, Long-term debt	35,605	36,025
Consolidated liabilities, All other liabilities	379	134
Consolidated VIEs [Member] | Eliminated In Consolidation [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	(1,703,166)	(1,428,412)
Consolidated assets, Cash and due from banks	(203,041)	(75,697)
Consolidated assets, Interest-earning deposits in other banks	(104,455)	(125,036)
Consolidated assets, Trading account assets	(1,733)	(1,883)
Consolidated assets, Investment securities	(6)	(6)
Consolidated assets, Loans	(1,372,356)	(1,208,348)
Consolidated assets, All other assets	(21,575)	(17,442)
Consolidated liabilities, Total	(3,904,217)	(4,196,910)
Consolidated liabilities, Other short-term borrowings	(2,693,276)	(2,988,582)
Consolidated liabilities, Long-term debt	(1,178,242)	(1,163,047)
Consolidated liabilities, All other liabilities	(32,699)	(45,281)
Consolidated VIEs [Member] | Amount Of Liabilities With Recourse To The General Credit Of The MUFG Group [Member]
Variable Interest Entity [Line Items]
Consolidated liabilities, Total	(4,283,858)	(3,910,836)
Consolidated liabilities, Deposits	(1,528,767)	(1,320,209)
Consolidated liabilities, Other short-term borrowings	(2,386,624)	(2,280,662)
Consolidated liabilities, Long-term debt	(464)
Consolidated liabilities, All other liabilities	¥ (368,003)	¥ (309,965)